Payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of detailed information about payables and accrued liabilities

	December 31,
	2024	2023
	$	$
Trade accounts payable	2,407	281
Accrued research and development costs	1,344	34
Accrued employee benefits	607	130
Payroll tax and other statutory liabilities	25	-
Other accrued liabilities	347	567
	4,730	1,012